EQUITY - Schedule of Changes to BPYU Units Class A Shares of Brookfield Property REIT Inc. (Details) - Brookfield Property REIT Inc. Class A - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Schedule of Partnership Units [Line Items]
Outstanding, beginning of period (in shares)	64,025,000	106,090,000	106,090,000
BPYU Units exchanged (in shares)	(7,958,000)		(36,316,000)
Repurchases of BPYU Units (in shares)	(855,000)	(5,724,000)
BPYU Units vested (in shares)	85,000	0
Forfeitures (in shares)	(2,000)	(25,000)
Outstanding, end of period (in shares)	55,295,000		64,025,000
Treasury shares
Schedule of Partnership Units [Line Items]
Outstanding, end of period (in shares)	1,418,001